BT ALEX. BROWN
CASH RESERVE
FUND, INC.


Prime Series
Treasury Series
Tax-Free Series


Annual Report

March 31, 1998


[BT ALEX. BROWN LOGO]

Letter to Shareholders
--------------------------------------------------------------------------------

May 4, 1998

     We are pleased to report on the progress of your Fund for the fiscal year ending March 31, 1998. At the end of the period, the Fund's net assets totaled $5,532,483,457 broken down as follows: Prime Series $3,717,409,100, Treasury Series $897,206,681, Tax-Free Series $917,867,676. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

                            [PIE CHART APPEARS HERE]
                                SEE VALUES BELOW

Prime Series             $3.7 BILLION
Treasury Series          $897 MILLION
Tax-Free Series          $918 MILLION




PERIOD IN REVIEW

     The current U. S. economic environment is near perfect. Steady growth and low inflation are fueling the expansion into a seventh year. The economic impact of an unseasonably warm winter has been a surge in single family home sales and residential construction. The latest National Purchasing Managers report indicates continued strength in private domestic demand while the latest unemployment statistics show persistent tightness of labor markets. Over the six months ended March 31st, the Dow Jones Industrial Average has returned 12%, the yield on the ten year Treasury Note has decreased from 6.10% to 5.65% and consumer inflation has fallen to 2%.

     In the money market arena, the yield curve remains flat with Federal Funds at 5.50%, and top tier commercial paper in one, three and six month maturities yielding 5.55%, 5.60% and 5.62% respectively. The Federal Reserve Board's Open Market Committee met on March 31st and decided to keep interest rates steady, continuing a policy which favors neither tightening nor easing.

--------------------------------------------------------------------------------
                             Historical Yield Chart
                      (For the year ended March 31, 1998)

                   [GRAPH APPEARS HERE-SEE PLOT POINTS BELOW]

                  PRIME    TREASURY     TAX-FREE
                 SERIES     SERIES       SERIES

     3/31/97      4.73%      4.56%        2.72%
     4/30/97      4.82       4.63         3.23
     5/31/97      4.9        4.62         3.18
     6/30/97      4.93       4.57         3.36
     7/30/97      4.94       4.6          3.09
     8/31/97      4.94       4.67         2.89
     9/30/97      4.92       4.69         3.24
     10/31/97     4.94       4.61         3.1
     11/30/97     4.97       4.61         3.27
     12/31/97     5.06       4.62         3.32
     1/31/98      5          4.65         2.94
     2/28/98      4.94       4.68         2.84
     3/31/98      4.94       4.69         2.96


PORTFOLIO QUALITY

     In keeping with our conservative investment policies, the Fund has maintained a relatively short weighted average maturity for each series of the Fund as noted in the chart below.
-------------------------------------------------------------------------------
                           Weighted Average Maturity
                             (As of March 31, 1998)
-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Prime Series                           47 days

First Tier Money Fund Average                                           62 days
-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Treasury Series                        51 days

100% U.S. Treasury Money Fund Average                                   69 days
-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Tax-Free Series                        29 days

Tax-Free Money Fund Average                                             41 days
-------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 3, 1998.
The Money Fund Averages are average maturities of all funds in their respective categories.

     In addition to conservative maturity management, Fund policy requires that the Fund invest only in the highest quality issues. Evidence of our insistence on high quality can be found in the Standard & Poor's (S&P) ratings of each Fund series. Both the Prime and Tax-Free Series continue to maintain a "AAAm" rating and the Treasury Series maintains a "AAAm-G" rating. These ratings are the highest that S&P awards to money market funds.

     Our conservative approach can be seen in every aspect of portfolio construction. This includes unusually strict limits on exposure to any issue and a pre-dominance of the very highest rated paper. We have always believed that a money fund is not a place to take chances or to speculate for additional yield.

INVESTMENT RESULTS

     While maintaining unusually strict investment standards, we are pleased to have generated competitive returns for each of the Fund's series as assets grew to new highs. Below are yield comparisons for each series against its peer group.
------------------------------------------------------------------------------
                            Performance Comparisons
                    (For the 7 day yield at March 31, 1998)

-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Prime Series                             4.96%

First Tier Money Fund Average                                             4.93%
-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Treasury Series                          4.69%

100% U.S. Treasury Money Fund Average                                     4.77%
-------------------------------------------------------------------------------
BT Alex. Brown Cash Reserve Fund Tax-Free Series                          3.01%

Tax-Free Money Fund Average                                               3.05%
-------------------------------------------------------------------------------
Source: IBC/Donoghue, Inc. "Money Fund Report," April 3, 1998.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. There can be no assurance the Fund will be able to maintain a stable net asset value of $1.00 per share. The Money Fund Averages are average yields of all funds in their respective categories.

MARKET OUTLOOK

     Despite the good news, there are economic storm clouds that bear watching. Stock market performance has made a significant contribution to the support of economic growth. If there is a change in consumer confidence or foreign investor attitudes toward U.S. financial assets, any resulting weakness in the equity market could have a negative influence on the economy. On the interest rate front there seems to be an absence of factors acting as a restraint on the economy. The Asian crisis, which was initially perceived as providing this influence, has seemingly retreated to the sidelines as a threat. The slope of the yield curve and the level of real interest rates are proving equally ineffective as moderating influences. The Federal Reserve Board may feel compelled to act by adopting a tightening bias in the near future.

     As always, we appreciate your continued support.

Sincerely,


/s/ Richard T. Hale
____________________
    Richard T. Hale
    Chairman

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                             Rating(g)
                                          --------------    Par
PRIME SERIES                              S&P    Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper - 84.7%(a)

Automotive Finance - 3.8%
   PACCAR Financial Corp.
      5.35%      7/27/98               A-1+     P-1    $ 5,000       $ 4,913,062
   Toyota Motor Credit Corp.
      5.46%      5/1/98                A-1+     P-1     20,000        19,909,000
      5.50%      5/4/98                A-1+     P-1     54,750        54,474,787
      5.51%      5/6/98                A-1+     P-1     30,000        29,839,292
      5.46%      5/8/98                A-1+     P-1     15,000        14,915,825
      5.50%      5/14/98               A-1+     P-1     15,500        15,398,174
                                                                     -----------
                                                                     139,450,140
                                                                     -----------
Banks - 0.8%
   Republic New York Corp.
      5.41%      5/1/98                A-1+     P-1     30,000        29,864,750
                                                                     -----------
                                                                      29,864,750
                                                                     -----------
Beverages- Soft Drinks - 1.7%
   Coca-Cola Co.
      5.39%      4/3/98                A-1+     P-1     25,000        24,992,514
      5.38%      4/21/98               A-1+     P-1     20,000        19,940,222
      5.40%      4/23/98               A-1+     P-1     20,000        19,934,000
                                                                     -----------
                                                                      64,866,736
                                                                     -----------
Chemicals, General - 2.9%
   E.I. duPont de Nemours and Co.
      5.34%      4/7/98                A-1+     P-1     15,000        14,986,650
      5.34%      4/8/98                A-1+     P-1     25,000        24,974,042
      5.46%      5/11/98               A-1+     P-1     25,000        24,848,333
      5.44%      6/25/98               A-1+     P-1     25,000        24,678,889
      5.345%     8/14/98               A-1+     P-1     20,000        19,599,125
                                                                     -----------
                                                                     109,087,039
                                                                     -----------
Chemicals, Specialty - 0.8%
   Lubrizol
      5.50%      4/1/98                A-1+     P-1     30,000        30,000,000
                                                                     -----------
                                                                      30,000,000
                                                                     -----------
Computer & Office Equipment - 1.4%
   Pitney Bowes Credit Corp.
      5.43%      4/10/98               A-1+     P-1     30,000        29,959,275
      5.48%      5/14/98               A-1+     P-1     23,500        23,346,179
                                                                     -----------
                                                                      53,305,454
                                                                     -----------
4

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Rating(g)
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)        Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Consumer Products - 3.6%
   Eastman Kodak Co.
      5.52%      4/10/98                A-1+     P-1     $15,000    $ 14,979,300
      5.52%      4/14/98                A-1+     P-1      15,000      14,970,100
      5.52%      4/21/98                A-1+     P-1      15,000      14,954,000
      5.52%      4/22/98                A-1+     P-1      15,000      14,951,700
      5.52%      4/23/98                A-1+     P-1      23,600      23,520,389
      5.48%      5/5/98                 A-1+     P-1      20,000      19,896,489
      5.51%      5/12/98                A-1+     P-1      15,000      14,905,871
      5.50%      5/21/98                A-1+     P-1      15,000      14,885,417
                                                                     ___________
                                                                     133,063,266
                                                                     ___________

Electrical & Electronics - 5.7%
   Emerson Electric Co.
      5.50%      4/13/98                A-1+     P-1      40,000      39,926,667
      5.49%      4/17/98                A-1+     P-1      25,000      24,939,000
      5.48%      4/20/98                A-1+     P-1      22,000      21,936,372
   Motorola Inc.
      5.42%      4/6/98                 A-1+     P-1      20,000      19,984,944
      5.48%      5/12/98                A-1+     P-1      25,000      24,843,972
      5.48%      5/21/98                A-1+     P-1      40,000      39,695,555
      5.47%      6/25/98                A-1+     P-1      40,000      39,483,389
                                                                     ___________
                                                                     210,809,899
                                                                     ___________
Electric Utility - 1.8%
   Citizens Utilities Co.
      5.48%      6/19/98               A-1+      P-1      20,000      19,759,489
   Duke Energy Co.
      5.43%      4/7/98                A-1+      P-1      25,000      24,977,375
      5.47%      5/28/98               A-1+      P-1      20,600      20,421,587
                                                                     ___________
                                                                      65,158,451
                                                                     ___________
Entertainment - 1.5%
   Walt Disney Co.
      5.63%      4/23/98               A-1       P-1      25,000      24,913,986
      5.44%      7/16/98               A-1       P-1      30,000      29,519,467
                                                                     ___________
                                                                      54,433,453
                                                                     ___________
Finance, Consumer - 4.1%
   USAA Capital Corp.
      5.41%      4/7/98                A-1+      P-1      15,000      14,986,475
      5.46%      4/24/98               A-1+      P-1      25,000      24,912,792
      5.44%      5/4/98                A-1+      P-1      25,000      24,875,333
      5.42%      5/12/98               A-1+      P-1      30,000      29,814,817
      5.47%      5/12/98               A-1+      P-1      20,000      19,781,200
      5.47%      6/19/98               A-1+      P-1      15,000      14,819,946
      5.47%      7/17/98               A-1+      P-1      25,000      24,593,549
                                                                     ___________
                                                                     153,784,112
                                                                     ___________

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Finance, Diversified - 3.9%
   General Electric Capital Corp.
      5.44%      4/14/98                   A-1+     P-1    $20,000  $ 19,960,711
      5.44%      4/21/98                   A-1+     P-1     30,000    29,909,333
      5.56%      4/23/98                   A-1+     P-1     15,000    14,949,033
      5.35%      5/12/98                   A-1+     P-1     15,212    15,119,312
      5.35%      6/19/98                   A-1+     P-1     24,400    24,113,537
      5.40%      7/6/98                    A-1+     P-1     25,000    24,640,000
      5.46%      7/9/98                    A-1+     P-1     16,883    16,629,502
                                                                     ___________
                                                                     145,321,428
                                                                     ___________
Food - 5.0%
   Campbell Soup Co.
      5.54%      4/17/98                   A-1+     P-1      4,000     3,990,151
      5.35%      10/5/98                   A-1+     P-1     35,000    34,027,340
   Cargill, Inc.
      5.37%      4/23/98                   A-1+     P-1     10,000     9,967,183
      5.52%      5/5/98                    A-1+     P-1     20,000    19,895,733
      5.46%      5/12/98                   A-1+     P-1     25,000    24,844,542
      5.44%      5/26/98                   A-1+     P-1     40,000    39,667,785
      5.46%      6/2/98                    A-1+     P-1     15,000    14,858,950
      5.45%      6/10/98                   A-1+     P-1     25,000    24,735,069
   Kellogg Co.
      5.51%      4/28/98                   A-1+     P-1     12,364    12,312,906
                                                                     ___________
                                                                     184,299,659
                                                                     ___________
Household Products - 3.3%
   Colgate-Palmolive Co.
      5.49%      4/30/98                   A-1      P-1     35,000    34,845,212
   Proctor & Gamble Co.
      5.48%      5/4/98                    A-1+     P-1     40,000    39,799,067
      5.35%      6/2/98                    A-1+     P-1     25,000    24,769,653
      5.35%      6/26/98                   A-1+     P-1     25,000    24,680,486
                                                                     ___________
                                                                     124,094,418
                                                                     ___________
Insurance, Brokerage - 2.6%
   Marsh & McLennan Companies Inc.
      5.44%      6/11/98                   A-1+     P-1     20,000    19,785,422
      5.47%      7/23/98                   A-1+     P-1     15,000    14,742,454
      5.39%      9/8/98                    A-1+     P-1     20,000    19,520,889
      5.43%      9/16/98                   A-1+     P-1     15,000    14,619,900
      5.28%      10/20/98                  A-1+     P-1     30,000    29,110,078
                                                                     ___________
                                                                      97,778,743
                                                                     ___________

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Insurance, Property & Casualty - 3.9%
   A.I. Credit Corp.
      5.44%      4/9/98                    A-1+     P-1    $15,000 $ 14,981,867
      5.43%      5/6/98                    A-1+     P-1     50,000   49,736,042
      5.35%      5/11/98                   A-1+     P-1     30,000   29,821,667
      5.33%      6/12/98                   A-1+     P-1     20,000   19,786,800
      5.36%      7/7/98                    A-1+     P-1     30,000   29,566,733
                                                                    ___________
                                                                    143,893,109
                                                                    ___________
Integrated Oil - 6.3%
   Amoco Co.
      5.41%      4/7/98                    A-1+     P-1     25,000   24,977,458
      5.40%      4/16/98                   A-1+     P-1     30,000   29,932,500
      5.37%      4/27/98                   A-1+     P-1     30,000   29,883,650
      5.40%      5/12/98                   A-1+     P-1     30,000   29,815,500
      5.42%      6/16/98                   A-1+     P-1     25,000   24,713,944
      5.43%      7/21/98                   A-1+     P-1     20,000   19,665,150
   Shell Oil Co.
      5.41%      4/9/98                    A-1+     P-1     50,000   49,939,889
      5.45%      6/12/98                   A-1+     P-1     25,000   24,727,500
                                                                    ___________
                                                                    233,655,591
                                                                    ___________
Machinery & Tools - 1.5%
   Dover Corp.
      5.48%      4/17/98                   A-1      NR      17,500   17,457,378
      5.53%      4/21/98                   A-1      NR      20,000   19,938,556
   Snap-On Incorporated
      5.48%      4/9/98                    A-1+     P-1     20,000   19,975,644
                                                                    ___________
                                                                     57,371,578
                                                                    ___________
Natural Gas - 0.7%
   Consolidated Natural Gas
      5.50%      4/17/98                   A-1+     P-1     25,000   24,938,889
                                                                    ___________
                                                                     24,938,889
                                                                    ___________
Oil Transportation - 2.8%
   Colonial Pipeline Co.
      5.50%      4/6/98                    A-1+     P-1     15,000   14,988,542
      5.62%      4/22/98                   A-1+     P-1     15,000   14,950,825
      5.48%      4/28/98                   A-1+     P-1     13,000   12,946,570
      5.52%      5/27/98                   A-1+     P-1     15,000   14,871,200
      5.63%      6/10/98                   A-1+     P-1     13,000   12,857,686
      5.47%      6/23/98                   A-1+     P-1     19,000   18,760,384
      5.62%      6/29/98                   A-1+     P-1     15,000   14,791,592
                                                                    ___________
                                                                    104,166,799
                                                                    ___________

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998
                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Paper - 4.5%
   Kimberly-Clark Corp.
      5.51%      4/29/98                   A-1+     P-1    $50,500  $ 50,283,579
      5.50%      4/30/98                   A-1+     P-1     27,300    27,179,046
   Minnesota Mining & Manufacturing Co.
      5.38%      4/20/98                   A-1+     P-1     38,910    38,799,412
      5.35%      5/19/98                   A-1+     P-1     20,000    19,857,333
      5.35%      5/20/98                   A-1+     P-1     30,000    29,781,542
                                                                     ___________
                                                                     165,900,912
                                                                     ___________
Pharmaceuticals - 6.9%
   Abbott Laboratories
      5.48%      4/7/98                    A-1+     P-1     30,000    29,972,600
      5.47%      4/8/98                    A-1+     P-1     36,000    35,961,710
   Merck & Co., Inc.
      5.38%      4/24/98                   A-1+     P-1     75,000    74,742,208
   Pfizer Inc.
      5.46%      5/4/98                    A-1+     P-1     48,000    47,759,760
   Schering-Plough Corp.
      5.42%      4/14/98                   A-1+     P-1     11,835    11,811,836
      5.36%      5/20/98                   A-1+     P-1      8,000     7,941,636
   Warner-Lambert Co.
      5.36%      7/24/98                   A-1+     P-1     50,000    49,151,333
                                                                     ___________
                                                                     257,341,083
                                                                     ___________
 Publishing - 1.5%
   Gannett Co., Inc.
      5.45%      4/9/98                    A-1+     P-1     20,000    19,975,778
      5.50%      4/14/98                   A-1+     P-1     20,000    19,960,278
   Times Mirror Co.
      5.52%      6/5/98                    A-1      P-1     16,000    15,840,533
                                                                     ___________
                                                                      55,776,589
                                                                     ___________
Structured Finance - 9.0%
   CIESCO, L.P.
      5.43%      4/8/98                    A-1+     P-1     20,000    19,978,883
      5.50%      4/17/98                   A-1+     P-1     25,000    24,938,889
      5.43%      4/29/98                   A-1+     P-1     30,000    29,873,300
      5.50%      5/15/98                   A-1+     P-1     15,000    14,899,167
      5.47%      5/15/98                   A-1+     P-1     20,000    19,866,289
      5.47%      5/22/98                   A-1+     P-1     15,000    14,883,762
      5.50%      5/28/98                   A-1+     P-1     25,000    24,782,292

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)      Value
--------------------------------------------------------------------------------
Commercial Paper (continued)

Structured Finance (concluded)
   Corporate Receivables Corp.
      5.45%      4/9/98                    A-1      P-1   $ 25,000 $  24,969,722
      5.48%      5/13/98                   A-1      P-1     20,000    19,872,133
   Corporate Asset Funding Co., Inc.
      5.43%      4/08/98                   A-1+     P-1     35,000    34,963,104
      5.40%      4/13/98                   A-1+     P-1     15,000    14,973,000
      5.44%      4/23/98                   A-1+     P-1     25,000    24,916,889
      5.43%      4/24/98                   A-1+     P-1     22,250    22,172,811
      5.45%      4/28/98                   A-1+     P-1     20,000    19,918,250
      5.50%      6/11/98                   A-1+     P-1     25,000    24,728,819
                                                                   -------------
                                                                     335,737,310
                                                                   -------------
Telephone - 4.7%
   Ameritech Capital Funding Corp.
      5.50%      4/9/98                    A-1+     P-1     15,000    14,981,667
      5.40%      4/24/98                   A-1+     P-1     15,000    14,948,250
      5.45%      4/27/98                   A-1+     P-1     20,000    19,921,278
   Ameritech Corp.
      5.395%     6/9/98                    A-1+     P-1     25,000    24,741,490
   AT&T Corp.
      5.50%      4/8/98                    A-1+     P-1     20,000    19,978,611
   Bell Atlantic Network Funding Corp.
      5.52%      4/22/98                   A-1+     P-1     20,000    19,935,600
   Bell Atlantic Financial Services Corp.
      5.51%      5/7/98                    A-1      P-1     15,000    14,917,350
   SBC Communications Inc.
      5.33%      4/17/98                   A-1+     P-1     20,000    19,952,622
      5.44%      5/27/98                   A-1+     P-1     25,000    24,788,444
                                                                   -------------
                                                                     174,165,312
                                                                   -------------
   Total Commercial Paper                                          3,148,264,720
                                                                   -------------
 Variable Rate Notes - 3.3%
   Associates Corp. Master Note
       5.497%(b)  6/1/98                    A-1+     P-1    75,000    75,000,000
   Coca-Cola Co. Master Note
       5.417%(b)  9/9/98                    A-1+     P-1    50,000    50,000,000
                                                                    ------------
   Total Variable Rate Notes                               125,000   125,000,000
                                                                    ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------------
Statement of Net Assets                                              March 31, 1998
                                              Rating(g)
                                          ---------------    Par
PRIME SERIES (continued)                  S&P     Moody's   (000)         Value
------------------------------------------------------------------------------------
Federal Home Loan Bank - 3.1%
   FHLB
      5.43%      5/6/98                    AAA      --    $ 20,000     $ 19,894,417
      5.72%      6/30/98                   AAA      --      20,000       20,000,000
      5.24%      7/17/98                   AAA      --      34,580       34,041,436
      5.70%      3/17/99                   AAA      --      20,000       20,000,000
      5.65%      3/30/99                   AAA      --      20,000       20,000,000
                                                                    ---------------
   Total Federal Home Loan Bank                            114,580      113,935,853
 Federal National Mortgage Association - 3.6%                       ---------------
   FNMA
   Note
      5.61%      5/14/98                  --       P-1      20,000       20,000,000
      5.74%      6/9/98                   --       P-1      15,000       15,000,000
      5.28%      7/13/98                  --       P-1      25,000       24,622,333
      5.35%      7/16/98                  --       P-1      30,000       30,000,000
      5.37%      8/12/98                  --       P-1      20,000       20,000,000
      5.47%      9/14/98                  --       P-1      25,000       25,000,000
                                                                    ---------------
   Total Federal National Mortgage Association             135,000      134,622,333
 Repurchase Agreements - 5.4%(c)                                    ---------------
   Goldman, Sachs & Co.
      5.86%      4/1/98(d)                --       --      100,900      100,900,000
   Morgan Stanley & Co.
      5.80%      4/1/98(e)                --       --      100,000      100,000,000
                                                          --------  ---------------
   Total Repurchase Agreements                             200,900      200,900,000
                                                          --------  ---------------
TOTAL INVESTMENTS - 100.1%                                           $3,722,722,906(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                      (5,313,806)
                                                                     --------------
NET ASSETS - 100.0%                                                  $3,717,409,100
                                                                     ==============

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------


PRIME SERIES (concluded)                                                 Value
-------------------------------------------------------------------------------
 Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($3,164,537,551 / 3,164,529,071 shares outstanding)                 $1.00
                                                                          =====
   Flag Investors Class A Share
      ($7,736,785 / 7,736,522 shares outstanding)                         $1.00
                                                                          =====
   Flag Investors Class B Share
      ($184,382 / 184,382 shares outstanding)                             $1.00
                                                                          =====
   Institutional Prime Share
      ($317,971,693 / 317,971,413 shares outstanding)                     $1.00
                                                                          =====
   Quality Cash Reserve Prime Share
        ($226,978,689 / 226,978,007 SHARES OUTSTANDING)                   $1.00
                                                                          =====

__________

(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on March 31, 1998.
(c) Collateral on Tri-Party repurchase agreements is taken into possession by the Fund's agent upon entering into the Tri-Party repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102 percent of the resale price of the repurchase agreement.
(d) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,918,187.
(e) Dated 3/31/98 to be repurchased on 4/1/98, collateralized by U.S. Treasury Notes with a market value of $102,178,538.
(f) Aggregate cost for financial reporting and federal tax purposes.
(g) The credit ratings are not covered by the report of independent accountants.

MOODY'S RATINGS:
   Aaa   Bonds that are judged to be of the best quality.
   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA   Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment

         Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                         Maturity        Par
TREASURY SERIES                           Date          (000)            Value
--------------------------------------------------------------------------------
U.S. Treasury Securities - 99.45%
   U.S. Treasury Bills(a) - 63.32%
      4.980%                              4/2/98      $ 10,375      $ 10,373,565
      5.080%                              4/2/98        37,000        36,994,774
      4.960%                              4/9/98         1,594         1,592,243
      4.960%                             4/16/98        30,750        30,686,450
      4.980%                             4/16/98         1,860         1,856,141
      5.000%                             4/16/98         1,650         1,646,563
      5.050%                             4/16/98         2,025         2,020,739
      5.130%                             4/16/98         1,500         1,496,794
      5.300%                             4/16/98         8,550         8,531,119
      5.330%                             4/16/98        38,015        37,930,575
      5.220%                             4/23/98        15,000        14,952,150
      5.230%                             4/23/98        25,840        25,757,412
      5.235%                             4/23/98        21,900        21,829,938
      5.275%                             4/23/98        33,100        32,993,298
      5.320%                             4/23/98         4,725         4,709,639
      5.020%                             4/30/98        19,740        19,660,174
      5.290%                             4/30/98        15,400        15,334,375
      5.300%                             4/30/98        25,000        24,893,264
      4.970%                              5/7/98         1,300         1,293,539
      5.060%                              5/7/98         1,725         1,716,272
      5.070%                              5/7/98         4,000         3,979,700
      5.080%                              5/7/98        13,700        13,630,404
      5.065%                             5/21/98        48,725        48,382,233
      5.070%                             5/28/98         4,000         3,967,890
      5.175%                             5/28/98        39,100        38,779,624
      5.000%                              6/4/98           770           763,156
      5.040%                              6/4/98         6,700         6,639,968
      4.970%                             6/25/98        10,850        10,722,678
      4.980%                             6/25/98         2,600         2,569,428
      5.040%                             6/25/98        54,700        54,049,070
      5.060%                             6/25/98         2,450         2,420,729
      5.110%                             6/25/98         8,450         8,348,048
      5.120%                             6/25/98         3,000         2,963,733
      4.960%                             7/23/98        21,000        20,673,053
      4.970%                             7/23/98        14,500        14,273,796
      5.030%                             7/23/98        26,200        25,786,338
      5.050%                             7/23/98        14,100        13,876,495
                                                                     -----------
      Total U.S. Treasury Bills                                      568,095,367
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                         Maturity        Par
TREASURY SERIES (concluded)               Date          (000)        Value
--------------------------------------------------------------------------------
U.S. Treasury Securities (concluded)
   U.S. Treasury Notes - 36.13%
      5.875%                                 4/30/98    $ 80,000 $ 80,034,987
      6.125%                                 5/15/98     119,850  119,960,164
      6.000%                                 5/31/98      50,000   50,050,872
      5.125%                                 6/30/98      19,000   18,992,393
      6.250%                                 6/30/98      30,000   30,065,918
      6.250%                                 7/31/98      25,000   25,072,655
                                                                 ------------
      Total U.S. Treasury Notes                                   324,176,989

                                                                 ------------
TOTAL U.S. TREASURY SECURITIES                                    892,272,356
                                                                 -------------
TOTAL INVESTMENTS - 99.45%                                        892,272,356(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.55%                          4,934,325
                                                                 ---------------
NET ASSETS - 100.0%                                              $897,206,681
                                                                 ============
Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($798,426,658 / 798,354,129  shares outstanding)                  $1.00
                                                                        =====
   Institutional Treasury Share
      ($98,780,023 / 98,768,925 shares outstanding)                     $1.00
                                                                        =====
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.

(b) Aggregate cost for financial reporting and federal tax purposes.


                       See Notes to Financial Statements.
                                                                              13

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                          March 31, 1998
                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES                            S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
Alabama -- 2.5%
   Alabama Housing Finance Authority
      Multifamily Housing Refunding RB
      (Heatherbrooke Project) DN
      (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+     --       $ 9,900 $ 9,900,000
   Alabama Housing Finance Authority
      Multifamily Housing Refunding RB
      (Rime Village Hoover Project)
      Series 1996a DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+   VMIG-1     5,800     5,800,000
   University of Alabama,
      University of Alabama-Birmingham
      Hospital, Series A DN
          3.70%  4/7/98(a)                 A-1+   VMIG-1     7,200     7,200,000
                                                                     -----------
                                                                      22,900,000
                                                                     -----------
 Arizona -- 3.4%
    Apache County IDA RB (Tucson Electric
      Power Co. Project) Series 1983 DN
      (Toronto Dominion LOC)
          3.75%  4/7/98(a)                 A-1+   --         7,000     7,000,000
   Salt River Project Agricultural Improvement
      and Power District
          3.60%  6/19/98(b)                A-1+   P-1       23,900    23,900,000
                                                                     -----------
                                                                      30,900,000
                                                                     -----------
 Arkansas -- 0.2%
    Arkansas Development Authority Health
      Care Facility (Sisters of Mercy) DN
      (ABN Amro Bank N.V. LOC)
          3.65%  4/7/98(a)                 A-1+   VMIG-1     1,800     1,800,000
                                                                      ----------
 Colorado -- 1.4%
    Colorado Health Facilities Authority
      Revenue Catholic Health Series B DN
          3.70%  4/7/98(a)                 A-1+   VMIG-1     4,350     4,350,000
   Colorado Housing Finance Authority
      Multifamily Housing (Silver Reef
      Project) DN (FNMA LOC)
          3.75%  4/7/98(a)                 A-1+   VMIG-1     8,290     8,290,000
                                                                     -----------
                                                                      12,640,000
                                                                     -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)       Value
--------------------------------------------------------------------------------
 Connecticut -- 1.8%
    Connecticut GO DN
         3.65%  4/7/98(a)                  A-1+    VMIG-1  $ 9,500  $ 9,500,000
   Connecticut State Board of Education
      (Yale University)
         3.40%  5/1/98(b)                  A-1+    P-1       7,000    7,000,000
                                                                    -----------
                                                                     16,500,000
                                                                    -----------
 Florida -- 1.3%
   Orlando Special Assessment
      RB Republic Drive Interchange DN
      (Morgan Guaranty LOC)
         3.65%  4/7/98(a)                  --      VMIG-1   10,100   10,100,000
   Tampa Health Facilities Authority RB
      (Lifelink Foundation Inc., Project) DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                 Aa3     --        1,500    1,500,000
                                                                    -----------
                                                                     11,600,000
 Georgia -- 8.7%                                                    -----------
   Cobb County Housing Authority RB
       (Post Bridge Project) Series 1995 DN
      (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    --        9,380    9,380,000
   Columbus Housing Authority RB
      (Columbus State University
      Foundation Inc.) Series 97 DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                 Aa3     --        2,300    2,300,000
   Dekalb County Housing Authority
      Housing (Camden Brooke Project) DN
       (FNMA LOC)
          3.70%  4/7/98(a)                 --      VMIG-1    5,400    5,400,000
   Dekalb County Housing Authority
      Multifamily Housing (Clairmont
      Crest Project) DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    VMIG-1    1,400    1,400,000
   Dekalb County Housing Authority
      Multifamily Housing (Post Ashford
      Project) DN (FNMA LOC)
          3.70%  4/7/98(a)                 A-1+    --        7,895    7,895,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                          March 31, 1998
                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Georgia (concluded)
   Fulton County Development
      Authority (Georgia Tech Athletic
      Association Project) Series 1995 DN
      (Suntrust Bank LOC)
          3.70%  4/7/98(a)                  Aa3   --        $ 6,150 $ 6,150,000

GEORGIA MUNICIPAL ELECTRIC AUTHORITY
SERIES C DN (MORGAN GUARANTY LOC)
          3.65%  4/7/98(a)                  A-1+  VMIG-1     18,600  18,600,000
   Georgia Municipal Gas Authority RB
      Agency Project DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          2,400   2,400,000
   Georgia Municipal Gas Authority RB
      Agency Project DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          5,000   5,000,000
   Georgia Municipal Gas Authority RB
      DN (Wachovia LOC)
          3.65%  4/7/98(a)                  A-1+  --          4,000   4,000,000
   Macon-Bibb County Hospital Authority
      (Medical Center of Central Georgia)
      Series 1997 DN (Suntrust Bank LOC)
          3.70%  4/7/98(a)                  Aa3   VMIG-1      3,000   3,000,000
   Roswell Housing Authority Multifamily
      Housing (Post Canyon Project) DN
       (FNMA LOC)
          3.70%  4/7/98(a)                  A-1+  --          5,500   5,500,000
   Smyrna Housing Authority Multifamily
      Housing RB (F&M Villages Project)
       DN (FNMA LOC)
          3.70%  4/7/98(a)                  A-1+  --          8,500   8,500,000
                                                                    -----------
                                                                     79,525,000
 Idaho -- 0.8%                                                      -----------
   Idaho State TAN
         4.625%  6/30/98(b)                 SP-1+ MIG-1       7,500   7,513,259
                                                                    -----------
 Illinois -- 15.2%
   Cook County GO DN
          3.65%  4/7/98(a)                  A-1+  VMIG-1      7,400   7,400,000
   Illinois Development Finance
      Authority (Chicago Symphony
      Orchestra Project) DN
      (Northern Trust LOC)
          3.70%  4/7/98(a)                  A-1   VMIG-1     11,300  11,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Illinois (continued)
 Illinois Development Finance
    Authority Adjustable Demand RB
    (Fenwick High School Project) DN
    (Northern Trust LOC)
       3.70%  4/7/98(a)                    A-1+     --     $ 8,200   $ 8,200,000
 Illinois Development Finance Authority
    PCR (Commonwealth Edison Co.
    Project) Series 1994C DN
    (ABN Amro Bank N.V. LOC)
       3.70%  4/7/98(a)                    A-1+     P-1     7,700      7,700,000
 Illinois Development Finance Authority
    PCR (Illinois Power Co. Project)
    (Canadian Imperial Bank LOC)
       3.55%  11/5/98(b)                   A-1+     VMIG-1 15,000     15,000,000
 Illinois Development Finance Authority
    PCR Refunding (Illinois Power Co.
    Project) DN (Canadian Imperial
    Bank LOC)
       3.70%  4/7/98(a)                    A-1+     VMIG-1  8,500      8,500,000
 Illinois Education Facility Authority
    (Museum of Science and Industry) DN
    (Northern Trust LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  5,800      5,800,000
 Illinois Educational Facilities Authority
    (Field Museum of Natural History)
    (Northern Trust LOC)
       3.80%  6/17/98(b)                   --       VMIG-1 15,000     15,000,000
 Illinois Educational Facilities Authority
    Adjustable Demand MB
    (John F. Kennedy Health Care
    Foundation) (Harris Trust LOC)
       3.50%  5/19/98(b)                   A-1+     --     12,800     12,800,000
 Illinois Health Facilities Authority
    (Gottlieb Health Resources, Inc.) DN
    (Harris Trust & Savings Bank LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  2,000      2,000,000
 Illinois Health Facilities Authority RB
    (Gottlieb Health) DN (Harris Trust LOC)
       3.70%  4/7/98(a)                    --       VMIG-1  2,500      2,500,000
 Illinois Health Facilities Authority (Carle
    Foundation Project) DN (Northern
    Trust LOC)
       3.75%  4/7/98(a)                    --       VMIG-1  5,750      5,750,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Illinois (concluded)
   Illinois Health Facility Authority
      (Evanston Hospital Corp. Project)
       SERIES 1990A MB
         3.90%  10/15/98(b)                A-1+  VMIG-1   $16,000   $ 16,000,000
   Illinois Health Facility Authority
      (Evanston Hospital Corp. Project)
      Series 1996 MB
         3.90%  7/31/98(b)                 A-1+  VMIG-1     5,000      5,000,000
   Illinois Health Facilities Authority
      Revolving Fund Pooled Financing
      Program (The University of
      Chicago Project)
          3.75%  5/27/98(b)                A-1+  VMIG-1    16,400     16,400,000
                                                                    ------------
                                                                     139,350,000
                                                                    ------------
 Indiana -- 1 .9%
    Mt. Vernon PCR RB Solid Waste Disposal
      (General Electric) Series L DN
          3.60%  4/7/98(a)                 A-1+  VMIG-1     3,500      3,500,000
   Petersburg PCR (Indianapolis Power &
      Light Co.) DN (AMBAC Insurance)
          3.70%  4/7/98(a)                 --    VMIG-1     4,100      4,100,000
   Purdue University Student Fee Bonds DN
          3.60%  4/7/98(a)                 A-1+  VMIG-1    10,000     10,000,000
                                                                    ------------
                                                                      17,600,000
                                                                    ------------
 Kentucky -- 2.2%
   Kentucky Economic Development
       Finance Authority Hospital Facilities RB
      (Baptist Healthcare System) DN
          3.60%  4/7/98(a)                 A-1+  --         20,100    20,100,000
                                                                    ------------
 Louisiana -- 3.2%
   East Baton Rouge Parish (Georgia
       Pacific Corp.) PCR DN
      (Toronto Dominion LOC)
          3.7%   4/7/98(a)                 --    P-1        2,700      2,700,000
   Louisiana Offshore Terminal Authority
      First Stage 1991 A (Loop Inc.) DN
       (Morgan Guaranty LOC)
          3.65%  4/7/98(a)                 A-1+  VMIG-1     8,600      8,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                            --------------      Par
TAX-FREE SERIES (continued)                  S&P   Moody's     (000)     Value
-------------------------------------------------------------------------------
 Louisiana (concluded)
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.55%  5/7/98(b)                    --     P-1     $ 6,325 $ 6,325,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.50%  6/10/98(b)                   --     P-1       4,325   4,325,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric) Series A
         3.55%  5/7/98(b)                    --     P-1       7,000   7,000,000
                                                                    -----------
                                                                     28,950,000
                                                                    -----------
 Maryland -- 7.0%
   Community Development Administration
      Multifamily Development RB
      (Avalon Ridge Apartments) 97 DN
      (FNMA LOC)
          3.65%  4/7/98(a)                    --    VMIG-1   15,000  15,000,000
   Community Development Administration
      Multifamily Development RB (Avalon
      Lea Apartments) DN (FNMA LOC)
          3.65%  4/7/98(a)                    --    VMIG-1    6,000   6,000,000
   Frederick County Variable Rate BAN
          3.75%  4/7/98(a)                    A-1+  VMIG-1    3,000   3,000,000
   Howard County Consolidated Public
      Improvement TECP BANS
          3.50%  6/19/98(b)                   A-1+  P-1      14,000  14,000,000
   Montgomery County BAN TECP
      Series 95
          3.40%  5/6/98(b)                    A-1+  P-1       6,800   6,800,000
   Washington Suburban Sanitary District
      Montgomery, Prince George's Counties
       GO BAN DN
           3.75%  4/7/98(a)                   A-1+  VMIG-1   16,600  16,600,000
   Washington Suburban Sanitary District
      Sewer Disposal
           5.90%  11/1/98(b)                  A-1+  VMIG-1    2,500   2,529,396
                                                                    -----------
                                                                     63,929,396
                                                                    -----------
                                                                             19

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                           ---------------    Par
TAX-FREE SERIES (continued)                S&P     Moody's   (000)      Value
--------------------------------------------------------------------------------
 Massachusetts -- 0.4%
    Massachusetts Port Authority DN
         3.70%  4/1/98(a)                  A-1+  VMIG-1    $ 2,600   $ 2,600,000
   Massachusetts Health & Education
      Authority RB (Partners Healthcare
      System) DN P-2
         3.45%  4/7/98(a)                  --    VMIG-1      1,400     1,400,000
                                                                     -----------
                                                                       4,000,000
                                                                     -----------
 Michigan -- 2.3%
   Detroit Water Supply System DN
      (FGIC Insurance)
         3.65%  4/7/98(a)                  A-1+  VMIG-1      2,000     2,000,000
   Michigan State Building Authority TECP
      Notes (Canadian Imperial Bank LOC)
         3.40%  4/9/98(b)                  A-1+  P-1        14,650    14,650,000
   Strategic Fund (Consumer Power Co.)
      PCR Series 1988A (Union Bank of
      Switzerland LOC)
         3.80%  4/1/98(a)                  --    P-1         3,900     3,900,000
                                                                     -----------
                                                                      20,550,000
                                                                     -----------
 Minnesota -- 0.3%
   Becker PCR (Northern States Power)
         3.60%  5/7/98(b)                  A-1+  P-1         3,000     3,000,000
                                                                     -----------
 Mississippi -- 1.0%
   Jackson County Port Facility (Chevron
      USA) Series 1993 DN
         3.75%  4/1/98(a)                  --    P-1         9,300     9,300,000
                                                                     -----------
 Missouri -- 2.6%
   Missouri Health & Education Facility
      Authority (Sisters of Mercy)
      Series D DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1      9,000     9,000,000
   Missouri Health & Education Facility
      Authority (Washington
      University) DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1      8,600     8,600,000
   Missouri Health & Education Facility
      Authority RB (Sisters of Mercy) DN
         3.65%  4/7/98(a)                  A-1+  VMIG-1        400       400,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                           ---------------     Par
TAX-FREE SERIES (continued)                 S&P     Moody's   (000)     Value
--------------------------------------------------------------------------------
Missouri (concluded)
   Missouri Health & Education Facility
      Authority RB (Washington University)
      Series B DN
         3.80%  4/1/98(a)                   A-1+     VMIG-1  $ 1,200 $ 1,200,000
   Missouri Health & Education Facility
      Hospital RB (Barnes Hospital Project)
      DN (Morgan Guaranty LOC)
          3.65%  4/7/98(a)                  A-1+     VMIG-1    5,000   5,000,000
                                                                     -----------
                                                                      24,200,000
                                                                     -----------
 Montana -- 1.4%
   Forsyth PCR (Portland General Electric
     Project) Series 1983-B DN (Swiss
     Bank LOC)
       3.65%  4/7/98(a)                     A-1+     P-1      12,400  12,400,000
                                                                     -----------
 New Jersey -- 0.6%
   Gloucester County PCR (Mobil Oil
      Refining Co. Project) Series 1993 DN
         3.375%  4/7/98(a)                  A-1+     VMIG-1      600     600,000
   Mercer County Improvement Authority
      (Pooled Government Loan Project)
      Series 1985 DN (Credit Suisse LOC)
         3.25%  4/7/98(a)                   A-1+     VMIG-1    1,300   1,300,000
   New Jersey Economic Development
      Authority (Public Service Electric
      & Gas Company) Series 1995A DN
      (Swiss Bank LOC)
         3.375% 4/7/98(a)                   A-1+     VMIG-1    3,300   3,300,000
                                                                     -----------
                                                                       5,200,000
                                                                     -----------
 New York -- 1.3%
   Municipal Assistance Corporation for
      New York City (Westdeutsche LOC) DN
         3.50%  4/7/98(a)                   A-1+     VMIG-1    9,500   9,500,000
   Syracuse IDA Civic Facility RB DN
      (Morgan Guaranty LOC)
         3.70%  4/1/98(a)                   A-1+     VMIG-1    2,500   2,500,000
                                                                     -----------
                                                                      12,000,000
                                                                     -----------
 North Carolina -- 2.8%
   Charlotte-Mecklenburg Hospital Authority
      Health Care RB DN
         3.70%  4/7/98(a)                   A-1+     VMIG-1    9,600   9,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

                                               Rating(d)
                                            ---------------     Par
TAX-FREE SERIES (continued)                 S&P    Moody's     (000)       Value
--------------------------------------------------------------------------------
 North Carolina (concluded)
   North Carolina Medical Care Commission
      (Moses H. Cone Memorial Hospital
      Project) Series 1995 DN (Wachovia
      Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1    $ 1,200 $ 1,200,000
   North Carolina Medical Care Commission
      (Baptist Hospital Project)
      Series 1992B DN
         3.70%  4/7/98(a)                    A-1+  VMIG-1      3,000   3,000,000
   North Carolina Medical Care Commission
      RB (Baptist Hospital Project)
      Series 1996 DN (Wachovia Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1      5,700   5,700,000
   North Carolina Medical Care Commission
      RB (Moses H. Cone Memorial Hospital
      Project) Series 1993 DN
      (Wachovia Bank LOC)
         3.70%  4/7/98(a)                    A-1+  VMIG-1      6,500   6,500,000
                                                                     -----------
                                                                      26,000,000
                                                                     -----------
 Ohio -- 4.6%
   Clermont County Health Facilities
      (Mercy Health System Project)
      Series 1996A DN
         3.65%  4/7/98(a)                    --    VMIG-1     20,100  20,100,000
   Clermont County Health Facilities
      (Mercy Health Systems Project)
      Series 1994B DN
         3.65%  4/7/98(a)                    A-1+  VMIG-1     17,400  17,400,000
   Hamilton County Hospital Finance
      Authority Revenue Bonds (Health
      Alliance Hospital, Project Series B) DN
      (Credit Suisse LOC)
         3.75%  4/7/98(a)                    A-1+  VMIG-1      4,700   4,700,000
                                                                     -----------
                                                                      42,200,000
                                                                     -----------
 Oklahoma -- 1.5%
   Oklahoma Industries Authority Hospital
      RB  (St. Anthony Parking Garage B)
      (Morgan Guaranty LOC)
         3.90%  6/1/98(b)                    --    VMIG-1      2,300   2,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                               Rating(d)
                                            ---------------   Par
TAX-FREE SERIES (continued)                 S&P    Moody's   (000)       Value
--------------------------------------------------------------------------------
Oklahoma  (concluded)
   Oklahoma Industries Authority Medical
      Practice Facility RB (SSM Health Care
      Obligated Group) (St. Anthony
      Physicians Building Project)
      (Morgan Guaranty LOC)
         3.90%  6/1/98(b)                  --       VMIG-1 $ 6,445  $ 6,445,000
   Oklahoma Water Resources Board State
      Loan Program RB (Swiss Bank LOC)
      Series 1995
         3.55%  9/1/98(b)                  A-1+     --       5,180    5,180,000
                                                                    -----------
                                                                     13,925,000
                                                                    -----------
 Oregon -- 3.6%
   Kalmath Falls Electric Revenue Salt
      Caves Hydroelectric Series D
      (Escrowed In U.S. Treasuries)
         4.50%  5/1/98(b)                  SP-1+    --      17,500   17,509,065
   Umatilla County Hospital Authority RB
      (Catholic Health Initiatives) DN
         3.70%  4/7/98(a)                  A-1+     VMIG-1  15,600   15,600,000
                                                                    -----------
                                                                     33,109,065
                                                                    -----------
 Pennsylvania -- 2.8%
   Delaware County IDA Solid Waste
      (Kimberly Clark Project)
      Series 1984B DN
         3.65%  4/7/98(a)                  A-1+     P-1      8,000    8,000,000
   Emmaus General Authority Pooled
      Loan Series 1996 DN (Financial
      Security Assurance LOC)
         3.75%  4/7/98(a)                  A-1+     VMIG-1   6,400    6,400,000
   Pennsylvania Higher Education Facilities
      Authority RB (Carnegie Mellon
      University Project) Series 1995C DN
      (Mellon Bank LOC)
          3.75%  4/1/98(a)                  A-1+    --       6,700    6,700,000
   Pennsylvania Higher Education RB
      (Carnegie Mellon Project)
      Series 1995B DN, (LOC Union
      Bank of Switzerland)
          3.75%  4/1/98(a)                  A-1+    --       4,100    4,100,000
                                                                    -----------
                                                                     25,200,000
                                                                    -----------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998
                                               Rating(d)
                                            ---------------   Par
TAX-FREE SERIES (continued)                 S&P    Moody's   (000)      Value
--------------------------------------------------------------------------------
South Carolina -- 3.1%
   Piedmont Municipal Power Agency
      Electric Co. DN (Morgan
      Guaranty LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1  $ 3,100 $ 3,100,000
   Piedmont Municipal Power Agency
      Electric RB Series B DN
      (Credit Suisse LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1   20,000  20,000,000
   Rock Hill Combined Utility System
      RB DN (AMBAC Insurance LOC)
         3.65%  4/7/98(a)                   A-1+     VMIG-1    5,000   5,000,000
                                                                     -----------
                                                                      28,100,000
 Tennessee -- 0.9%                                                   -----------
    Memphis GO Series A DN (Westdeutsche
      Landesbank LOC)
         3.80%  4/7/98(a)                   A-1+     VMIG-1    2,500   2,500,000
   Tennessee GO BAN DN
         3.65%  4/7/98(a)                   SP-1+    VMIG-1    6,000   6,000,000
                                                                     -----------
                                                                       8,500,000
                                                                     -----------
  Texas -- 14.7%
   Board of Regents of The University
      of Texas TECP Notes Series A
         3.60%  5/8/98(b)                   A-1+     P-1      12,000  12,000,000
   Board of Regents Texas A&M University
      TECP Series 1998
         3.10%  5/6/98(b)                   A-1+     P-1      15,000  15,000,000
   City of Houston GO Series A
          3.65%  5/1/98(b)                  A-1+     P-1      15,800  15,800,000
   City of Houston GO Series A
          3.50%  5/7/98(b)                  A-1+     P-1      10,000  10,000,000
   City of Houston GO Series B
          3.55%  5/1/98(b)                  A-1+     P-1      15,200  15,200,000
   Harris County Toll Road Unlimited
      Tax and Surbordinate Lien RB
       Series G DN
          3.65%  4/7/98(a)                  A-1+     VMIG-1    2,800   2,800,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Rating(d)
                                          ---------------   Par
TAX-FREE SERIES (continued)                S&P    Moody's   (000)      Value
--------------------------------------------------------------------------------
 Texas (concluded)
   Harris County Toll Road Unlimited
      Tax and Surbordinate Lien RB
      Series H DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1 $12,600   $ 12,600,000
   Harris County IDA PCRB Exxon Corp.
      Series 1984A DN
          3.75%  4/1/98(a)                  A-1+   --       5,000      5,000,000
   Lower Colorado River Authority
      Commercial Paper Notes
      (Morgan Guaranty LOC)
          3.35%  5/21/98(b)                 A-1+   P-1     15,200     15,200,000
   San Antonio Electric and Gas Systems
      Commercial Paper Notes
          3.40%  5/6/98(b)                  --     P-1      9,500      9,500,000
   Texas Higher Education Authority
      Facilities Revenue Series 85b
      (FGIC Insurance) DN
          3.70%  4/7/98(a)                  A-1+   VMIG-1   3,460      3,460,000
   Texas State TRAN
          4.75%  8/31/98(b)                 SP-1   MIG      4,000      4,014,589
   Texas State Veterans Housing Assistance
      Fund DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1   5,995      5,995,000
   Travis County Health Facilities
      (Charity Obligation Group)
       Series E DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1   7,800      7,800,000
                                                                    ------------
                                                                     134,369,589
                                                                    ------------
 Utah -- 1.2%
    Salt Lake City Flexible Rate RB
      (Pooled Hospital Financing
       Program) DN
          3.65%  4/7/98(a)                  A-1+   VMIG-1  11,350     11,350,000
                                                                    ------------
 Virginia -- 0.3%
    Hampton Roads Regional Jail Authority
      Series 1996B DN (Wachovia Bank LOC)
          3.60%  4/7/98(a)                  A-1+   VMIG-1   2,500      2,500,000
                                                                    ------------
                                                                              25

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Asets                                            March 31, 1998

                                                Rating(d)
                                            ---------------     Par
TAX-FREE SERIES (continued)                   S&P   Moody's    (000)      Value
--------------------------------------------------------------------------------
 Washington -- 1.6%
   Chelan County Public Utility District No. 1
      (Chelan Hydro Consolidated System)
      Series 1995a DN (Credit Suisse LOC)
         3.60%  4/7/98(a)                     A-1+   VMIG-1 $  2,700 $ 2,700,000
   King County Sewer Authority
      Series A TECP
         3.55%  5/12/98(b)                    A-1    P-1      12,000  12,000,000
                                                                     -----------
                                                                      14,700,000
                                                                     -----------
 Wisconsin -- 1.9%
   Oak Creek PCR (Wisconsin Electric
      Power Co. Project) DN
          3.70%  4/7/98(a)                     --    P-1       3,200   3,200,000
   Pleasant Prairie Village PCR Refunding
      (Wisconsin Electric Power Co.
       Project) DN
          3.75%  4/7/98(a)                    A-1+   P-1      10,000  10,000,000
   Wisconsin State Health & Educational
      Facilities Authority RB Series 1997F DN
          3.65%  4/7/98(a)                    A-1+   VMIG-1    4,300   4,300,000
                                                                     -----------
                                                                      17,500,000
                                                                     -----------
 Wyoming -- 1.5%
    Lincoln County PCR (Amoco Standard
      Oil Co. Project) DN
          3.75%  4/1/98(a)                    A-1+   --        7,175   7,175,000
   Unita County PCR (Chevron) Series
       93 DN
          3.85%  4/1/98(a)                    A-1+   VMIG-1    6,350   6,350,000
                                                                     -----------
                                                                      13,525,000
                                                                     -----------
26

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


TAX-FREE SERIES                                                     Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS  --  99.7%                                  $914,936,309(c)
   OTHER ASSETS IN EXCESS OF LIABILITIES, NET  --  0.3%             2,931,367
                                                                 ------------
      NET ASSETS--  100.0%                                       $917,867,676
                                                                 ------------
   Net Asset Value, Offering and Redemption Price Per:
      Tax-Free Retail Share
            ($841,184,924 / 841,258,030 shares outstanding)             $1.00
                                                                        =====
      Tax-Free Institutional Share
         ($76,682,752 / 76,682,889 SHARES OUTSTANDING)                  $1.00
                                                                        =====

(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on March 31, 1998.
(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.
(c) Aggregate cost for financial reporting and federal tax purposes.
(d) The credit ratings are not covered by the report of independent auditors.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Net Assets                                           March 31, 1998

TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
   DN      Demand Note
   BAN     Bond Anticipation Notes
   GO      General Obligation Bonds
   IDA     Industrial Development Authority
   IDR     Industrial Development Revenue Bonds
   LOC     Letter of Credit
   PCR     Pollution Control Revenue Bonds
   RAN     Revenue Anticipation Notes
   RB      Revenue Bonds
   TAN     Tax Anticipation Notes
   TECP    Tax-Exempt Commercial Paper
   TRAN    Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa     Bonds that are judged to be of the best quality.
   Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes bearing this designation are of the best quality.

   VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
   P-1     Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:

   AAA     Obligations that are of the highest quality.
   AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Operations
For the year ended March 31, 1998

                                           Prime         Treasury      Tax-Free
                                          Series          Series        Series
--------------------------------------------------------------------------------
Investment Income:
   Interest income                      $184,011,736   $39,284,838  $28,391,393
                                        ------------   -----------  -----------
Expenses:
   Investment advisory fees                8,582,839     1,813,575    2,115,501
   Distribution fee                        8,299,915     1,700,377    1,784,579
   Transfer agent fees                     2,661,928       274,991      162,558
   Custodian fees                            349,351        86,735       63,076
   Directors' fees                           232,075        24,983       32,577
   Registration fees                       1,001,689        74,183      133,587
   Miscellaneous                             933,217       272,982      183,315
                                        ------------   -----------  -----------
            Total expenses                22,061,014     4,247,826    4,475,193
         Less: Fees waived                  (136,191)           --           --
                                        ------------   -----------  -----------
              Net expenses                21,924,823     4,247,826    4,475,193
                                        ------------   -----------  -----------
Net investment income                    162,086,913    35,037,012   23,916,200
                                        ------------   -----------  -----------
Net realized gain (loss) from security
   transactions                                   --        20,785       (1,994)
                                        ------------   -----------  -----------
Net increase in net assets resulting
   from operations                      $162,086,913   $35,057,797  $23,914,206
                                        ============   ===========  ===========


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                March 31, 1998


                                                             PRIME SERIES
--------------------------------------------------------------------------------
                                                 Year Ended       Year Ended
                                                  March 31,        March 31,
                                                    1998             1997
                                                 ----------       ----------
Increase/(Decrease) in Net Assets
Operations:
   Net investment income                        $  162,086,913   $  132,679,566
   Net realized gain/(loss) on sales of
     investments                                            --           13,047
                                                --------------   --------------
   Net increase in net assets resulting
     from operations                               162,086,913      132,692,613

Distributions to Shareholders From:
   Net investment income:
     BT Alex. Brown Cash Reserve Prime, Treasury
       and Tax-Free Shares, respectively          (138,011,807)    (119,826,842)
     BT Alex. Brown Cash Reserve
       Institutional Shares                        (13,656,968)      (4,256,297)
     Flag Investors Class A Shares                    (341,197)        (295,562)
     Flag Investors Class B Shares                     (12,545)          (1,260)
     Quality Cash Reserve Prime Shares             (10,064,396)      (8,299,605)
                                                 -------------   --------------
     Total distributions                          (162,086,913)    (132,679,566)

Capital Share Transactions, Net                    849,945,486      264,670,792
                                                --------------   --------------
   Total increase in net assets                    849,945,486      264,683,839
Net Assets:
   Beginning of period                           2,867,463,614    2,602,779,775
                                                --------------   --------------
   End of period                                $3,717,409,100   $2,867,463,614
                                                ==============   ==============


BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------

                                                     TREASURY SERIES                                TAX-FREE SERIES

-------------------------------------------------------------------------------------------------------------------------------
                                              Year Ended             Year Ended             Year Ended            Year Ended
                                               March 31,              March 31,                March 31,             March 31,
                                                 1998                   1997                     1998                  1997
                                              ----------             ----------               ----------            ----------
Increase/(Decrease) in Net Assets
Operations:
  Net investment income                      $ 35,037,012          $   33,069,786           $ 23,916,200          $ 16,906,007
  Net realized gain/(loss) on sales of
    investment                                      20,785                   1,180                 (1,994)               15,016
                                              ------------          --------------           ------------          ------------
  Net increase in net assets resulting
    from operations                             35,057,797              33,070,966             23,914,206            16,921,023


Distributions to Shareholders From:
  Net investment income:
    BT Alex. Brown Cash Reserve Prime, Treasury
      and Tax-Free Shares, respectively        (31,623,993)          (30,533,284)             (21,792,392)          (16,906,007)
    BT Alex. Brown Cash Reserve
      Institutional Shares                      (3,413,019)           (2,536,502)              (2,123,808)                   --
    Flag Investors Class A Shares                       --                    --                       --                    --
    Flag Investors Class B Shares
    Quality Cash Reserve Prime Shares                   --                    --                       --                    --
                                              ------------          ------------             ------------          ------------
    Total distributions                        (35,037,012)          (33,069,786)             (23,916,200)          (16,906,007)

Capital Share Transactions, Net                157,532,323            21,015,478              270,657,645            75,690,009
                                              ------------          ------------             ------------          ------------
  Total increase in net assets                 157,553,108            21,016,658              270,655,651            75,705,025
Net Assets:
  Beginning of period                          739,653,573           718,636,915              647,212,025           571,507,000
                                              ------------          ------------             -------------         ------------
  End of period                               $897,206,681          $739,653,573             $917,867,676          $647,212,025
                                              ============          ============             ============          ============

                                                                              31
                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                                  Year ended
                                                                   March 31,
                                                                --------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $         1.00
Income from Investment Operations:                              --------------
   Net investment income                                                0.0494
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                  (0.0494)
                                                                --------------
   Net asset value at end of period                             $         1.00
                                                                ==============
Total Return:
   Based on net asset value per share                                     5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                               0.67%
   Net investment income                                                  4.94%
Supplemental Data:
   Net assets at end of period                                  $3,164,537,551
   Number of shares outstanding at end of period                 3,164,529,071

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
-------------------------------------------------------------------------------

                                                                            Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                          1997              1996               1995                1994
Per Share Operating Performance:
   Net asset value at beginning of period           $         1.00    $         1.00    $         1.00     $         1.00
                                                    --------------    --------------    --------------     --------------
Income from Investment Operations:
   Net investment income                                    0.0478            0.0524            0.0442             0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                      (0.0478)          (0.0524)          (0.0442)           (0.0262)
                                                    --------------    --------------    --------------     --------------
   Net asset value at end of period                 $         1.00    $         1.00    $         1.00     $         1.00
                                                    ==============    ==============    ==============     ==============
Total Return:
   Based on net asset value per share                         4.88%             5.36%             4.51%              2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                   0.63%             0.60%             0.61%              0.62%
   Net investment income                                      4.78%             5.21%             4.46%              2.62%
Supplemental Data:
   Net assets at end of period                      $2,545,532,365    $2,386,681,216    $1,472,079,739     $1,350,334,979
   Number of shares outstanding at end of period     2,545,523,885     2,386,684,392     1,472,077,488      1,350,332,916


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
-------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    -----------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                            $     1.00
Income from Investment Operations:                                   ----------
   Net investment income                                                 0.0494
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0494)
                                                                     ----------
   Net asset value at end of period                                  $     1.00
                                                                     ==========
Total Return:
   Based on net asset value per share                                      5.05%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.67%
   Net investment income                                                   4.94%
Supplemental Data:
   Net assets at end of period                                       $7,736,785
   Number of shares outstanding at end of period                      7,736,522

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period                $     1.00        $     1.00       $     1.00        $     1.00
                                                         ----------        ----------       ----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0478            0.0524           0.0442            0.0262
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0478)          (0.0524)         (0.0442)          (0.0262)
                                                         ----------        ----------       ----------        ----------
   Net asset value at end of period                      $     1.00        $     1.00       $     1.00        $     1.00
                                                         ==========        ==========       ==========        ==========
Total Return:
   Based on net asset value per share                          4.88%             5.36%            4.51%             2.65%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.63%             0.60%            0.61%             0.62%
   Net investment income                                       4.78%             5.25%            4.46%             2.62%
Supplemental Data:
   Net assets at end of period                           $6,521,574        $5,976,831       $7,726,696        $18,116,648
   Number of shares outstanding at end of period          6,521,310         5,976,824        7,726,698         18,116,633


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------
                                                                     Year ended
                                                                      March 31,
                                                                      ---------
                                                                         1998
Per Share Operating Performance:
   Net asset value at beginning of period                              $   1.00
Income from Investment Operations:                                     --------
   Net investment income                                                 0.0418
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0418)
                                                                       --------
   Net asset value at end of period                                    $   1.00
                                                                       ========
Total Return:
   Based on net asset value per share                                      4.27%
Ratios to Average Daily Net Assets:
   Expenses                                                                1.42%
   Net investment income                                                   4.18%
Supplemental Data:
   Net assets at end of period                                         $184,382
   Number of shares outstanding at end of period                        184,382
----------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
-------------------------------------------------------------------------------

                                                                April 3, 1995(1)
                                                  Year ended         through
                                                   March 31,        March 31,
                                                -------------   ---------------
                                                     1997             1996
Per Share Operating Performance:
   Net asset value at beginning of period           $   1.00         $  1.00
                                                    --------         -------
Income from Investment Operations:
   Net investment income                              0.0414          0.0361
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                (0.0414)        (0.0361)
                                                    --------         --------
   Net asset value at end of period                 $   1.00         $  1.00
                                                    ========         ========
Total Return:
   Based on net asset value per share                   4.22%           3.69%
Ratios to Average Daily Net Assets:
   Expenses                                             1.38%           1.38%(2)
   Net investment income                                4.14%           4.30%(2)
Supplemental Data:
   Net assets at end of period                      $227,098         $10,200
   Number of shares outstanding at end of period     227,098          10,200



                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                    Year ended
                                                                     March 31,
                                                                   ------------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                          $       1.00
Income from Investment Operations:                                 ------------
   Net investment income                                                 0.0519
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                   (0.0519)
                                                                   ------------
   Net asset value at end of period                                $       1.00
                                                                   ============
Total Return:
   Based on net asset value per share                                      5.31%
Ratios to Average Daily Net Assets:
   Expenses                                                                0.42%
   Net investment income                                                   5.22%
Supplemental Data:
   Net assets at end of period                                     $317,971,693
   Number of shares outstanding at end of period                    317,971,413

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period              $       1.00       $      1.00      $      1.00        $     1.00
                                                       ------------       -----------      -----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0503            0.0548           0.0472            0.0294
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0503)          (0.0548)         (0.0472)          (0.0294)
                                                       ------------       -----------      -----------        ----------
   Net asset value at end of period                    $       1.00       $      1.00      $      1.00        $     1.00
                                                       ============       ===========      ===========        ==========
Total Return:
   Based on net asset value per share                          5.15%             5.62%            4.82%             2.98%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.38%             0.35%            0.36%             0.30%
   Net investment income                                       5.04%             5.32%            4.57%             2.94%
Supplemental Data:
   Net assets at end of period                         $117,812,047       $53,699,315      $11,904,716       $23,437,449
   Number of shares outstanding at end of period        117,811,768        53,699,535       11,904,663        23,437,512


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------
                                                                 Year ended
                                                                  March 31,
                                                                ------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $       1.00
Income from Investment Operations:                              ------------
   Net investment income                                              0.0465
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                (0.0465)
                                                                ------------
   Net asset value at end of period                             $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.75%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.96%(1)
   Net investment income                                                4.66%(2)
Supplemental Data:
   Net assets at end of period                                  $226,978,689
   Number of shares outstanding at end of period                 226,978,007

----------
(1) Ratio of expenses to average net assets prior to partial fee waivers assumed was 1.02%, 0.98% and 0.95% for the years ended March 31, 1998, 1997 and 1996, respectively.

(2) Ratio of net investment income to average net assets prior to partial fee waivers was 4.60%, 4.43% and 4.86% for the years ended March 31, 1998, 1997 and 1996, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARE (continued)
-------------------------------------------------------------------------------

                                                                                 Year ended March 31,
-------------------------------------------------------------------------------------------------------------------------
                                                            1997               1996            1995               1994
Per Share Operating Performance:
   Net asset value at beginning of period              $       1.00       $      1.00      $      1.00        $     1.00
                                                       ------------       -----------      -----------        ----------
Income from Investment Operations:
   Net investment income                                     0.0449            0.0493           0.0402            0.0218
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                       (0.0449)          (0.0493)         (0.0402)          (0.0218)
                                                       ------------       -----------      -----------        ----------
   Net asset value at end of period                    $       1.00       $      1.00      $      1.00        $     1.00
                                                       ============       ===========      ===========        ==========
Total Return:
   Based on net asset value per share                          4.59%             5.04%            4.09%             2.20%
Ratios to Average Daily Net Assets:
   Expenses                                                    0.91%(1)          0.90%(1)         0.96%             1.06%
   Net investment income                                       4.50%(2)          4.91%(2)         4.04%             2.18%
Supplemental Data:
   Net assets at end of period                         $197,370,530      $156,412,213      $94,592,158       $92,678,440
   Number of shares outstanding at end of period        197,369,848       156,412,393       94,591,979        92,678,268


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------
                                                                 Year ended
                                                                  March 31,
                                                                ------------
                                                                    1998
Per Share Operating Performance:
   Net asset value at beginning of period                       $       1.00
Income from Investment Operations:                              ------------
   Net investment income                                              0.0464
Less Distributions:
   Dividends from net investment income and/or
    short-term gains                                                 (0.0464)
                                                                ------------
   Net asset value at end of period                             $       1.00
                                                                ============
Total Return:
   Based on net asset value per share                                   4.74%
Ratios to Average Daily Net Assets:
   Expenses                                                             0.59%
   Net investment income                                                4.65%
Supplemental Data:
   Net assets at end of period                                  $798,426,658
   Number of shares outstanding at end of period                 798,354,129

 ----------
(1) Ratio of expenses to average daily net assets prior to partial fee waiver was 0.56% for the years ended March 31, 1995 and 1994, respectively.

(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08% and 2.53% for the years ended March 31, 1995 and 1994, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
-------------------------------------------------------------------------------

                              Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   1997               1996            1995               1994
Per Share Operating Performance:
  Net asset value at beginning of period                      $       1.00       $      1.00      $      1.00        $     1.00
                                                              ------------       -----------      -----------        ----------
Income from Investment Operations:
  Net investment income                                             0.0453            0.0494           0.0411            0.0255
Less Distributions:
  Dividends from net investment income and/or
    short-term gains                                               (0.0453)          (0.0494)         (0.0411)          (0.0255)
                                                              ------------       -----------      -----------        ----------
  Net asset value at end of period                            $       1.00       $      1.00      $      1.00        $     1.00
                                                              ============       ===========      ===========        ==========
Total Return:
  Based on net asset value per share                                  4.63%             5.05%            4.19%             2.58%
Ratios to Average Daily Net Assets:
  Expenses                                                            0.61%             0.58%            0.55%(1)          0.54%(1)
  Net investment income                                               4.54%             4.94%            4.09%(2)          2.55%(2)
Supplemental Data:
  Net assets at end of period                                 $678,444,803      $666,814,158     $512,167,212      $581,724,214
  Number of shares outstanding at end of period                678,391,386       666,762,028      512,162,864       581,723,448


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
-------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
-------------------------------------------------------------------------------
                                                                       1998
Per Share Operating Performance:
   Net asset value at beginning of period                             $  1.00
                                                                      -------
Income from Investment Operations:
   Net investment income                                               0.0489
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                                 (0.0489)
                                                                      -------
   Net asset value at end of period                                   $  1.00
                                                                      =======
Total Return:
   Based on net asset value per share                                    5.00%
Ratios to Average Daily Net Assets:
   Expenses                                                              0.34%
   Net investment income                                                 4.91%
Supplemental Data:
   Net assets at end of period                                    $98,780,023
   Number of shares outstanding at end of period                   98,768,925

----------
(1) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31% and 0.29% for the years ended March 31, 1995 and 1994, respectively.
(2) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14% and 2.80% for the years ended March 31, 1995 and 1994, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                     Year ended March 31,
----------------------------------------------------------------------------------------------------------------
                                                       1997           1996           1995             1994
Per Share Operating Performance:
   Net asset value at beginning of period             $  1.00        $  1.00        $  1.00          $  1.00
                                                      -------        -------        -------          --------
Income from Investment Operations:
   Net investment income                               0.0481         0.0523         0.0438           0.0282
Less Distributions:
   Dividends from net investment income and/or
     short-term gains                                 (0.0481)       (0.0523)       (0.0438)         (0.0282)
                                                      -------        -------        -------          -------
   Net asset value at end of period                   $  1.00        $  1.00        $  1.00          $  1.00
                                                      =======        =======        =======          =======
Total Return:
   Based on net asset value per share                    4.92%          5.36%          4.47%            2.86%
Ratios to Average Daily Net Assets:
   Expenses                                              0.36%          0.33%          0.30%(1)         0.27%(1)
   Net investment income                                 4.81%          5.12%          4.15%(2)         2.82%(2)
Supplemental Data:
   Net assets at end of period                    $61,208,770    $51,822,757    $14,051,995      $39,692,848
   Number of shares outstanding at end of period   61,199,345     51,813,226     14,046,467       39,688,259

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each year)

BT ALEX. BROWN CASH RESERVE TAX-FREE SERIES
--------------------------------------------------------------------------------
                                                                    Year ended
                                                                     March 31,
                                                                    ----------
                                                                        1998
Per Share Operating Performance:
   Net asset value at beginning of period                             $  1.00
                                                                      -------
Income from Investment Operations:
   Net investment income                                               0.0306
Less Distributions:
   Dividends from net investment income and
     short-term gains                                                 (0.0306)
                                                                      -------
   Net asset value at end of period                                   $  1.00
                                                                      =======
Total Return:
   Based on net asset value per share                                    3.10%
Ratios to Average Daily Net Assets:
   Expenses                                                              0.60%
   Net investment income                                                 3.05%
Supplemental Data:

   Net assets at end of period                                   $841,184,924
   Number of shares outstanding at end of period                  841,258,030
------------------------------------------------------------------------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------


BT ALEX. BROWN CASH RESERVE TAX-FREE SERIES (continued)
--------------------------------------------------------------------------------

                                                                              Year ended March 31,
                                                     --------------------------------------------------------------------
                                                            1997              1996             1995             1994
Per Share Operating Performance:
   Net asset value at beginning of period                 $  1.00           $  1.00           $  1.00           $  1.00
                                                          -------           -------           -------           -------
Income from Investment Operations:
   Net investment income                                   0.0286            0.0318            0.0271            0.0184
Less Distributions:
   Dividends from net investment income and
     short-term gains                                     (0.0286)          (0.0318)          (0.0271)          (0.0184)
                                                          -------           -------           -------           -------
   Net asset value at end of period                       $  1.00           $  1.00           $  1.00           $  1.00
                                                          =======           =======           =======           =======
Total Return:
   Based on net asset value per share                        2.90%             3.23%             2.75%             1.86%
Ratios to Average Daily Net Assets:
   Expenses                                                  0.62%             0.60%             0.57%             0.58%
   Net investment income                                     2.86%             3.16%             2.74%             1.84%
Supplemental Data:
   Net assets at end of period                       $647,212,025      $571,507,000      $475,384,229      $378,859,232
   Number of shares outstanding at end of period      647,283,274       571,593,265       475,474,913       378,939,262


                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Financial Highlights
(For a share outstanding throughout each period)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SERIES
--------------------------------------------------------------------------------
                                                                June 1, 1997(1)
                                                                   through
                                                                  March 31,
                                                                ---------------
                                                                     1998
Per Share Operating Performance:
   Net asset value at beginning of period                      $      1.00
                                                               -----------
Income from Investment Operations:
   Net investment income                                            0.0273
Less Distributions:
   Dividends from net investment income and
     short-term gains                                              (0.0273)
                                                               -----------
   Net asset value at end of period                            $      1.00
                                                               ===========
Total Return:
   Based on net asset value per share                                 2.76%
Ratios to Average Daily Net Assets:
   Expenses                                                            .35%(2)
   Net investment income                                              3.29%(2)
Supplemental Data:
   Net assets at end of period                                 $76,682,752
   Number of shares outstanding at end of period                76,682,889

----------
(1) Commencement of operations.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1--Significant Accounting Policies
     BT Alex. Brown Cash Reserve Fund, Inc. ("the Fund") commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Cash Reserve Tax Free Institutional Shares ("Tax Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. Security Valuation--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. Repurchase Agreements--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 1--concluded
     C. Federal Income Taxes--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

     D. Security Transactions, Investment Income and Distributions--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. Expenses--Operating expenses for each share class are recorded on an accrual basis, and are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--Investment Advisory Fees, Transactions with Affiliates and Other Fees

     Investment Company Capital Corp. ("ICC"), a subsidiary of Bankers Trust Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC a fee. This fee is calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: .30% of the first $500 million, .26% of the next $500 million, .25% of the next $500 million, .24% of the next $1 billion,
 .23% of the next $1 billion and .22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of .02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of .03% of its average daily net assets.

     PNC Institutional Management Corporation ("PIMC") has been the sub-advisor for the Tax-Free Series through the fiscal year ending March 31, 1998. As compensation for its subadvisory services, ICC paid PIMC a fee. This fee was calculated daily and paid monthly, at the following annual rates based upon the Tax-Free Series' aggregate average daily net assets: .15% of the first $250 million, .13% of the next $250 million, .11% of the next $250 million,
 .09% of the next $250 million, .075% of the next $3 billion and .06% of the amount over $4 billion. For the year ended March 31, 1998, ICC paid PIMC

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--continued
$1,119,488 for sub-advisory services for the Tax-Free Series. Effective April 1, 1998 sub-advisory services will no longer be provided to the Fund.

     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $162,781 and the Treasury Series paid $127,485 for accounting services for the year ended March 31, 1998.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $66,777 to PFPC for accounting services for the year ended March 31, 1998. Effective April 1, 1998 ICCbegan to perform accounting services for the Tax-Free Series.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $2,661,928, the Treasury Series paid $274,991 and the Tax-Free Series paid $162,558 to ICC for transfer agent services for the year ended March 31, 1998.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors"), which is not related to ICC, an annual fee equal to 0.25% of these classes' average daily net assets. For the year ended March 31, 1998, Distribution fees aggregated $6,983,764, $17,244, $1,700,377 and $1,784,579 for distribution services for the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares, respectively. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to .60% of the Quality Cash Shares' aggregate average daily net assets or $1,295,907 for the year ended March 31, 1998 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $3,000. Prior to September 1, 1997 Alex Brown and Sons, Inc. served as the Fund's distributor for the same rate of compensation and on substantially the same terms as ICC Distributors and earned $2,742,862 for the Prime Shares, $7,178 for Flag Investors Class A Shares, $507,956 for Quality Cash Shares, $1,266 for Flag Investors Class B Shares, $655,375 for Treasury Shares, and $692,546 for Tax Free Shares for the year ended March 31, 1998.

     ICC and ICC Distributors may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC, or ICC Distributors are limited to the fees they actually receive for the fiscal year. ICC did not waive any advisory fees for the year ended March 31, 1998. BT Alex. Brown voluntarily waived distribution fees of $54,321 for the Quality Cash Shares for the period ended August 31, 1997 and ICCDistributors waived $81,870 for the period September 1, 1997 to March 31, 1998.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)

NOTE 2--concluded
     Effective September 22, 1997, Bankers Trust Company, a subsidiary of Bankers Trust Corporation, became the Fund's custodian. Prior to September 22, 1997, PNC Bank served as the Fund's custodian. From September 22, 1997 to March 31, 1998, the Prime Series, Treasury Series, and Tax-Free Series paid $162,613, $43,249, and $31,538 in custody expenses, respectively.

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 1998 was $104,755 for the Prime Series, $32,916 for the Treasury Series and $27,859 for the Tax-Free Series. The accrued liability at March 31, 1998 was $222,192 for the Prime Series, $79,512 for the Treasury Series and $69,283 for the Tax-Free Series.

NOTE 3--Capital Stock and Share Information

     The Fund is authorized to issue up to 6.4 billion shares of $.001 par value capital stock (3.55 billion Prime Series, 1.5 billion Treasury Series, 1 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                          March 31, 1998      March 31, 1997
                                          --------------      --------------
Prime Series:
   Sold:
     Prime Shares                         23,206,115,785      22,263,288,298
     Flag Investors Class A Shares             6,559,775           9,331,912
     Flag Investors Class B Shares               336,592             328,144
     Institutional Prime Shares            4,625,290,052         912,825,877
     Quality Cash Shares                   1,179,123,143       1,001,597,821
   Issued as reinvestment of dividends:
     Prime Shares                            129,425,606         113,931,978
     Flag Investors Class A Shares               326,541             281,420
     Flag Investors Class B Shares                 8,133               1,264
     Institutional Prime Shares                9,131,786           3,084,567
     Quality Cash Shares                       9,723,053           8,045,624
   Redeemed:
     Prime Shares                        (22,716,536,205)    (22,218,380,783)
     Flag Investors Class A Shares            (5,671,105)         (9,068,618)
     Flag Investors Class B Shares              (387,440)           (112,510)
     Institutional Prime Shares           (4,434,262,192)       (851,798,212)
     Quality Cash Shares                  (1,159,238,038)       (968,685,990)
                                         ---------------     ---------------
       Net increase                          849,945,486         264,670,792
                                         ===============     ===============

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)

NOTE 3--concluded

                                         March 31, 1998      March 31, 1997
                                         --------------      --------------
Treasury Series:
   Sold:
     Treasury Shares                      3,641,511,991       4,075,840,415
     Institutional Treasury Shares          590,751,899         458,391,680
   Issued as reinvestment of dividends:
     Treasury Shares                         30,209,607          29,377,891
     Institutional Treasury Shares            2,007,274           1,597,049
   Redeemed:
     Treasury Shares                     (3,551,758,854)     (4,093,588,948)
     Institutional Treasury Shares         (555,189,594)       (450,602,609)
                                        ---------------      --------------
       Net increase                         157,532,323          21,015,478
                                        ===============      ==============
Tax-Free Series:
   Sold:
     Tax Free Shares                      5,853,542,023       5,222,168,283
     Institutional Tax Free Shares          730,445,736                  --
   Issued as reinvestment of dividends:
     Tax Free Shares                         20,778,337          16,162,636
     Institutional Tax Free Shares              276,010                  --
   Redeemed:
     Tax Free Shares                     (5,680,345,603)     (5,162,640,910)
     Institutional Tax Free Shares         (654,038,858)                 --
                                         --------------      --------------
       Net increase                         270,657,645          75,690,009
                                         ==============      ==============

NOTE 4--Net Assets

                                             Prime         Treasury      Tax-Free
                                            Series          Series        Series
                                        --------------   ------------  ------------
Paid-in capital                         $3,717,402,132   $897,118,866  $917,940,919
Undistributed net investment income              8,488             --            --
Undistributed net realized gain/(loss)
   on sales of investments                      (1,520)        87,815       (73,243)
                                        --------------   ------------  ------------
                                        $3,717,409,100   $897,206,681  $917,867,676
                                        ==============   ============  ============

NOTE 5--Shareholder Meeting
     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the BT Alex. Brown Cash Reserve Fund held a special meeting of its shareholders on August 14, 1997. During the meeting, shareholders approved a new Investment Advisory Agreement between the Fund and each of its Series, and ICC and a new Sub-Advisory Agreement among the Tax-Free Series, ICC, and PIMC. The new agreements are substantially the same as the former agreements. In addition, shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans, and Carl W. Vogt.

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of BT Alex. Brown Cash Reserve Fund, Inc.

     We have audited the accompanying statements of net assets of BT Alex. Brown Cash Reserve Fund, Inc. (consisting of the Prime, Treasury and Tax-Free Series) as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Series comprising the BT Alex. Brown Cash Reserve Fund, Inc. as of March 31, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

COOPERS &LYBRAND L.L.P.
Philadelphia, Pennsylvania
May 1, 1998

--------------------------------------------------------------------------------
                        IMPORTANT INCOME TAX INFORMATION
                                Tax-Free Series
                              -------------------
One hundred percent of the dividends paid by the Tax-Free Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1998 qualified as exempt-interest dividends for federal income tax purposes.


                                Treasury Series
                              --------------------
One hundred percent of the dividends paid by the Treasury Series of BT Alex. Brown Cash Reserve Fund, Inc. for the fiscal year ended March 31, 1998 were derived from interest on investments in direct obligations of the U.S. Treasury.

Currently, most states allow the percentage of dividend income attributable to federal obligations to be exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received are exempt from state income tax.
--------------------------------------------------------------------------------

Board of Directors
--------------------------------------------------------------------------------

           RICHARD T. HALE                     EUGENE J. McDONALD
              Chairman                              Director

          JAMES J. CUNNANE                      REBECCA W. RIMEL
              Director                              Director

           JOHN F. KROEGER                      TRUMAN T. SEMANS
              Director                              Director

            LOUIS E. LEVY                      CARL W. VOGT, Esq.
              Director                              Director


Officers
--------------------------------------------------------------------------------

             HARRY WOOLF                         AMY M. OLMERT
              President                            Secretary

          JOSEPH A. FINELLI                     SCOTT J. LIOTTA
              Treasurer                       Assistant Secretary

--------------------------------------------------------------------------------

              Distributor                         Transfer Agent
         ICC DISTRIBUTORS, INC.          INVESTMENT COMPANY CAPITAL CORP.
              P.O. Box 7558                      One South Street
           Portland, ME 04101                   Baltimore, MD 21202
             (207) 879-6200                       (800) 553-8080

           Investment Advisor                        Auditors
    INVESTMENT COMPANY CAPITAL CORP.         COOPERS & LYBRAND L.L.P.
            One South Street                  2400 Eleven Penn Center
           Baltimore, MD 21202                Philadelphia, PA 19103

                Custodian
          BANKERS TRUST COMPANY
           130 Liberty Street
           New York, NY 10006



--------------------------------------------------------------------------------


This report is prepared for the general information of shareholders of BT Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

   Fund Features
--------------------------------------------------------------------------------
o Daily Dividends
  The Fund declares dividends daily and distributes them monthly in the form of additional shares or, at your option, credits the dividends in cash to your account at BT Alex. Brown.

o Check Redemption Privilege
  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o Purchases by Mail
  You may purchase shares by mailing a check and a completed order form to the Fund at P.O. Box 1346, Baltimore, MD 21203. Order forms may be obtained from your BT Alex. Brown investment representative.

o No Sales Charge and Immediate Liquidity
  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

o Automatic Purchase and Sale
  You may participate in a program that results in the automatic purchase and sale of Fund shares in conjunction with security transactions as well as cash balances accumulated in your BT Alex. Brown accounts.

o Constant Net Asset Value
  The Fund will attempt to maintain a constant net asset value of $1.00 per share. Since the Fund's inception on August 11, 1981, a constant net asset value of $1.00 per share has been maintained for each series.

o Minimum Investment
  The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more. The minimum amounts do not apply if you participate in the automatic purchase and sale program.

o Current Yield Information Available
  For current yield information, call (410) 895-5995.

                             [BT Alex. Brown Logo]


                              BALTIMORE, MD 21202
                                One South Street
                                 (410) 727-1700
================================================================================


         ANNAPOLIS, MD 21403                      NEW YORK, NY 10104
  410 Severn Avenue, Suite 202-204           1290 Avenue of the Americas,
           (410) 268-4040                             10th Floor
                                                    (212) 237-2000
          ATLANTA, GA 30305
   One Piedmont Center, Suite 400               PHILADELPHIA, PA 19103
      3565 Piedmont Road, N.E.              1635 Market Street, 17th Floor
           (404) 261-1000                           (215) 563-2300

          BOSTON, MA 02110                        RICHMOND, VA 23219
   101 Federal Street, 15th Floor                  100 Shockoe Slip
           (617) 737-8181                           (804) 644-8000

          CHICAGO, IL 60606                     SAN FRANCISCO, CA 94111
     The USG Building, Suite 1900           101 California Street, 46th Floor
        222 West Adams Street                       (415) 544-2800
           (312) 424-6000
                                                   TOKYO 105, JAPAN
          DALLAS, TX 75201                    Shiroyama Jt. Mori Building
   200 Crescent Court, Suite 500                 12F, 4-3-1 Toranomon,
           (214) 740-7700                        Minato-Ku, Tokyo 105
                                                   011-813-5401-2270
         FISHKILL, NY 12524
  300 Westage Bus. Ctr., Suite 310                 TOWSON, MD 21204
           (914) 897-4900                  210 W. Pennsylvania Ave., Ste. 260
                                                     (410) 825-8600
     GENEVA, SWITZERLAND (1204)
     7, Rue du Rhone, 1st Floor                   WASHINGTON, DC 20005
         011-41-22-312-4000                   500 The Washington Building
                                                1440 New York Ave., N.W.
         GREENWICH, CT 06830                         (202) 626-7000
         One Pickwick Plaza
           (203) 869-5555                         PALM BEACH, FL 33480
                                              350 Royal Palm Way, 5th Floor
       JACKSONVILLE, FL 32202                        (561) 832-4488
 200 West Forsyth Street, Suite 1520
           (904) 355-0643                        WINSTON-SALEM, NC 27101
                                            200 West Second Street, Suite 500
      LONDON, ENGLAND EC2N 2HE                       (910) 724-6921
         Austin Friars House
    2-6 Austin Friars, 2nd Floor
         011-44-171-786-7410

        LOS ANGELES, CA 90017
 601 South Figueroa St., Suite 3650
           (213) 892-0500


(C) BY BT ALEX. BROWN INCORPORATED

-----------
Information may be obtained and shares may be purchased through any of the offices listed above.

BT ALEX. BROWN CASH RESERVE FUND, INC.                           --------------
P.O. Box 1346                                                       BULK RATE
Baltimore, MD 21203                                               U.S. Postage
                                                                      PAID
                                                                  Charlotte, NC
                                                                 Permit No. 136
                                                                 --------------